United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193
(Investment Company Act File Number)

Federated Hermes Institutional Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-10-31

Date of Reporting Period: 2025-10-31

Item 1.	Reports to Stockholders

Federated Hermes Institutional High Yield Bond Fund

Class A Shares | FIHAX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$77	0.74%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Midstream, Building Materials, Consumer Products, Electric Utilities and Chemicals industry sectors.

  The Fund was positively impacted by its overweight position in the outperforming P&C Insurance sector and its underweight position in the underperforming Retail sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Millennium Escrow, Venture Global Plaquemines, Ardonagh Group and Allied Universal Holdco.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Packaging, Cable & Satellite, Automotive and Gaming industry sectors.

  The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging sector and its underweight allocations to the strong performing Media & Entertainment, Wireline Telecommunications and Wireless Telecommunications industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Ardagh Packaging, Real Hero Truck Merger Sub, Affinity Gaming, Organon & Co and Condor Merger Sub.

Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
10/31/2015	$9,553	$10,000	$10,000	$10,000
10/31/2016	$10,389	$10,437	$11,016	$10,743
10/31/2017	$11,259	$10,531	$11,998	$11,630
10/31/2018	$11,303	$10,315	$12,115	$11,677
10/31/2019	$12,275	$11,502	$13,130	$12,568
10/31/2020	$12,691	$12,214	$13,580	$12,835
10/31/2021	$13,825	$12,155	$15,009	$14,192
10/31/2022	$12,263	$10,249	$13,244	$12,603
10/31/2023	$12,920	$10,286	$14,069	$13,260
10/31/2024	$14,776	$11,370	$16,387	$15,304
10/31/2025	$15,839	$12,071	$17,724	$16,453

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales loadFootnote Reference*	2.37%	3.57%	4.71%
Class A Shares without sales loadFootnote Reference*	7.19%	4.53%	5.19%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%
Lipper High Yield Funds Average	7.51%	5.05%	5.01%
Footnote	Description
Footnote*	The Fund's Class A Shares commenced operations on February 9, 2023. For the periods prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Shares. The performance shown has been adjusted to reflect differences between the sales loads/charges imposed on the purchase and redemption of those classes where applicable.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$6,399,578,411
  Number of Investments525
  Portfolio Turnover21%
  Total Advisory Fees Paid$27,536,421

Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Chemicals	3.9%
Gaming	4.0%
Building Materials	4.1%
Cash Equivalents	4.4%
Automotive	4.6%
Midstream	5.0%
Health Care	5.2%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B839

29856-A (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional High Yield Bond Fund

Class C Shares | FIHCX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$158	1.53%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Midstream, Building Materials, Consumer Products, Electric Utilities and Chemicals industry sectors.

  The Fund was positively impacted by its overweight position in the outperforming P&C Insurance sector and its underweight position in the underperforming Retail sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Millennium Escrow, Venture Global Plaquemines, Ardonagh Group and Allied Universal Holdco.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Packaging, Cable & Satellite, Automotive and Gaming industry sectors.

  The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging sector and its underweight allocations to the strong performing Media & Entertainment, Wireline Telecommunications and Wireless Telecommunications industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Ardagh Packaging, Real Hero Truck Merger Sub, Affinity Gaming, Organon & Co and Condor Merger Sub.

Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,876	$10,437	$11,016	$10,743
10/31/2017	$11,786	$10,531	$11,998	$11,630
10/31/2018	$11,832	$10,315	$12,115	$11,677
10/31/2019	$12,850	$11,502	$13,130	$12,568
10/31/2020	$13,285	$12,214	$13,580	$12,835
10/31/2021	$14,472	$12,155	$15,009	$14,192
10/31/2022	$12,837	$10,249	$13,244	$12,603
10/31/2023	$13,388	$10,286	$14,069	$13,260
10/31/2024	$15,220	$11,370	$16,387	$15,304
10/31/2025	$16,176	$12,071	$17,724	$16,453

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales loadFootnote Reference*	5.28%	4.02%	4.93%
Class C Shares without sales loadFootnote Reference*	6.28%	4.02%	4.93%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%
Lipper High Yield Funds Average	7.51%	5.05%	5.01%
Footnote	Description
Footnote*	The Fund's Class C Shares commenced operations on February 9, 2023. For the periods prior to the commencement of operations of the Class C Shares, the performance information shown is for the Fund's Institutional Shares. The performance shown has been adjusted to reflect differences between the sales loads/charges imposed on the purchase and redemption of those classes where applicable.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$6,399,578,411
  Number of Investments525
  Portfolio Turnover21%
  Total Advisory Fees Paid$27,536,421

Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Chemicals	3.9%
Gaming	4.0%
Building Materials	4.1%
Cash Equivalents	4.4%
Automotive	4.6%
Midstream	5.0%
Health Care	5.2%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B821

29856-B (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional High Yield Bond Fund

Institutional Shares | FIHBX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.49%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Midstream, Building Materials, Consumer Products, Electric Utilities and Chemicals industry sectors.

  The Fund was positively impacted by its overweight position in the outperforming P&C Insurance sector and its underweight position in the underperforming Retail sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Millennium Escrow, Venture Global Plaquemines, Ardonagh Group and Allied Universal Holdco.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Packaging, Cable & Satellite, Automotive and Gaming industry sectors.

  The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging sector and its underweight allocations to the strong performing Media & Entertainment, Wireline Telecommunications and Wireless Telecommunications industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Ardagh Packaging, Real Hero Truck Merger Sub, Affinity Gaming, Organon & Co and Condor Merger Sub.

Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,876	$10,437	$11,016	$10,743
10/31/2017	$11,786	$10,531	$11,998	$11,630
10/31/2018	$11,832	$10,315	$12,115	$11,677
10/31/2019	$12,850	$11,502	$13,130	$12,568
10/31/2020	$13,285	$12,214	$13,580	$12,835
10/31/2021	$14,472	$12,155	$15,009	$14,192
10/31/2022	$12,837	$10,249	$13,244	$12,603
10/31/2023	$13,533	$10,286	$14,069	$13,260
10/31/2024	$15,517	$11,370	$16,387	$15,304
10/31/2025	$16,674	$12,071	$17,724	$16,453

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.46%	4.65%	5.25%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%
Lipper High Yield Funds Average	7.51%	5.05%	5.01%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$6,399,578,411
  Number of Investments525
  Portfolio Turnover21%
  Total Advisory Fees Paid$27,536,421

Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Chemicals	3.9%
Gaming	4.0%
Building Materials	4.1%
Cash Equivalents	4.4%
Automotive	4.6%
Midstream	5.0%
Health Care	5.2%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B300

29856-C (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional High Yield Bond Fund

Class R6 Shares | FIHLX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$50	0.48%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in lower-rated corporate fixed-income securities, including debt securities issued by U.S. or foreign businesses.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Midstream, Building Materials, Consumer Products, Electric Utilities and Chemicals industry sectors.

  The Fund was positively impacted by its overweight position in the outperforming P&C Insurance sector and its underweight position in the underperforming Retail sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Millennium Escrow, Venture Global Plaquemines, Ardonagh Group and Allied Universal Holdco.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Packaging, Cable & Satellite, Automotive and Gaming industry sectors.

  The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging sector and its underweight allocations to the strong performing Media & Entertainment, Wireline Telecommunications and Wireless Telecommunications industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Ardagh Packaging, Real Hero Truck Merger Sub, Affinity Gaming, Organon & Co and Condor Merger Sub.

Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,872	$10,437	$11,016	$10,743
10/31/2017	$11,795	$10,531	$11,998	$11,630
10/31/2018	$11,830	$10,315	$12,115	$11,677
10/31/2019	$12,862	$11,502	$13,130	$12,568
10/31/2020	$13,286	$12,214	$13,580	$12,835
10/31/2021	$14,489	$12,155	$15,009	$14,192
10/31/2022	$12,840	$10,249	$13,244	$12,603
10/31/2023	$13,538	$10,286	$14,069	$13,260
10/31/2024	$15,541	$11,370	$16,387	$15,304
10/31/2025	$16,702	$12,071	$17,724	$16,453

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	7.47%	4.68%	5.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.16%	5.47%	5.89%
Lipper High Yield Funds Average	7.51%	5.05%	5.01%
Footnote	Description
Footnote*	The Fund's Class R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares adjusted to reflect the expenses of Class R6 Shares for each year for which the Fund's Class R6 expenses would have exceeded the actual expenses paid by the Fund's Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$6,399,578,411
  Number of Investments525
  Portfolio Turnover21%
  Total Advisory Fees Paid$27,536,421

Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Chemicals	3.9%
Gaming	4.0%
Building Materials	4.1%
Cash Equivalents	4.4%
Automotive	4.6%
Midstream	5.0%
Health Care	5.2%
Cable Satellite	5.6%
Insurance - P&C	8.4%
Technology	12.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B847

29856-D (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $118,164

Fiscal year ended 2024 – $113,620

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,683 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $153,412

Fiscal year ended 2024 - $235,511

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2025

Share Class | Ticker	A | FIHAX	C | FIHCX	Institutional | FIHBX	R6 | FIHLX

Federated Hermes Institutional High Yield Bond Fund

A Portfolio of Federated Hermes Institutional Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025
Principal Amount or Shares		Value
	CORPORATE BONDS—94.7%
	Aerospace/Defense—1.7%
$ 1,775,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	$ 1,835,756
9,550,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	9,821,554
21,350,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	22,104,274
2,950,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2033	2,999,864
13,925,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	14,217,105
38,600,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	40,110,148
12,625,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	12,900,629
3,500,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	3,629,581
	TOTAL	107,618,911
	Airlines—0.1%
3,262,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	3,272,839
2,125,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	2,145,340
	TOTAL	5,418,179
	Automotive—4.6%
4,100,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	4,199,552
14,175,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	14,666,957
5,225,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	5,462,446
10,075,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	10,451,503
32,000,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	32,766,465
24,875,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	21,221,814
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	9,021,657
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	30,587,967
21,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	20,269,876
9,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	9,605,985
4,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	4,348,718
14,975,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	14,916,463
10,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	10,497,869
27,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	27,228,513
6,875,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	6,979,995
24,850,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	25,935,473
16,150,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	16,103,787
13,300,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	13,934,570
13,900,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	8,326,030
4,300,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	4,097,121
6,250,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	6,089,482
	TOTAL	296,712,243
	Banking—0.2%
10,650,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	10,648,051
	Building Materials—4.1%
7,000,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	6,906,068
3,275,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,127,426
9,725,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	10,153,508
19,950,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	19,555,030
14,925,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	14,964,139
6,975,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	7,246,948
11,525,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	11,837,062
9,600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	9,338,870
19,000,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	19,391,818
21,100,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	21,896,588
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 13,300,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	$ 13,805,028
11,175,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	11,638,181
4,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	4,032,938
15,725,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	15,178,109
5,950,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	5,934,679
17,100,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	17,452,910
7,225,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	7,434,610
16,625,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	16,704,900
28,675,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	28,693,201
16,550,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	16,752,034
	TOTAL	262,044,047
	Cable Satellite—5.6%
438,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	437,748
14,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	13,219,168
36,375,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	32,958,970
8,100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	6,810,630
19,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	18,293,812
3,450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	2,994,587
13,250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	12,607,575
6,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,640,842
7,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	7,280,825
10,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	10,346,543
11,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	11,456,957
4,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	4,063,980
24,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	15,037,869
25,925,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	15,911,163
3,975,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	2,738,224
6,625,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	6,496,836
6,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	6,004,790
8,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	7,855,414
8,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	7,828,997
5,850,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	5,511,563
3,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,594,183
16,875,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	16,914,167
35,675,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	34,062,668
36,400,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	36,325,953
11,875,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	10,612,203
7,400,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	6,883,634
9,050,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	8,892,038
16,450,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	15,237,979
5,600,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	5,117,072
15,350,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	13,957,086
3,800,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	3,589,687
7,925,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	7,021,022
	TOTAL	355,704,185
	Chemicals—3.9%
7,350,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,556,578
3,775,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,594,425
6,125,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	6,114,314
5,275,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	5,537,226
3,650,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	3,621,804
20,525,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	20,231,492
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 9,425,000	Cheever Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 10/1/2027	$ 9,592,859
13,350,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	12,930,745
10,350,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	10,074,984
10,050,000	Herens Holdco S.a.r.l., Sr. Secd. Note, 144A, 4.750%, 5/15/2028	8,492,563
18,975,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	19,041,564
14,425,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	14,097,394
22,175,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	22,663,626
20,625,000	Olympus Water US Holding Corp., Secured Note, Series 144A, 7.250%, 2/15/2033	20,547,230
11,000,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	10,567,808
4,750,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	4,757,362
14,125,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	13,781,168
3,925,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	3,999,116
6,600,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	6,786,179
2,325,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,271,126
5,125,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	4,744,393
9,950,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	9,965,024
5,037,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	4,997,796
5,725,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	5,534,272
4,050,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	4,060,647
14,775,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	13,533,896
	TOTAL	248,095,591
	Construction Machinery—0.8%
8,450,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	8,850,015
8,750,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	9,231,845
825,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	847,386
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,327,580
3,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	3,040,176
11,350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	10,910,329
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,599,488
5,650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	5,902,764
	TOTAL	51,709,583
	Consumer Cyclical Services—2.9%
10,675,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	10,960,844
21,025,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	21,913,324
15,650,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	15,313,160
12,850,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	12,808,835
5,800,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	5,908,593
5,625,000	Garda World Security Corp., Sr. Secd. Note, 144A, 4.625%, 2/15/2027	5,585,075
4,325,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	4,431,110
22,375,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	21,846,212
25,525,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	26,000,888
6,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	6,912,613
13,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	12,412,624
12,600,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	12,428,036
8,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	8,152,258
3,650,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	3,678,017
11,850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	12,253,493
5,400,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	5,612,431
	TOTAL	186,217,513
	Consumer Products—1.9%
2,550,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	2,648,023
30,825,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	33,172,817
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$ 9,675,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	$ 10,328,759
1,125,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,069,710
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,866,339
17,025,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	16,361,551
20,050,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	19,747,259
10,150,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	9,818,114
3,850,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	3,814,587
17,500,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	17,087,116
	TOTAL	123,914,275
	Diversified Manufacturing—1.4%
37,525,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	38,623,770
12,475,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	12,967,263
9,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	9,775,260
8,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	9,313,405
18,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	18,363,698
	TOTAL	89,043,396
	Environmental—0.1%
8,650,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	8,846,743
	Finance Companies—3.1%
40,325,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	42,870,717
17,250,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	17,430,679
6,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	6,018,512
6,400,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	6,473,510
2,875,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	2,967,440
12,500,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	13,037,250
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	16,846,288
11,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	11,513,682
15,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	15,030,279
8,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	7,650,142
22,375,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	22,389,718
11,025,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	10,865,788
11,200,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	11,235,213
7,575,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	7,566,107
9,100,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	9,278,724
	TOTAL	201,174,049
	Food & Beverage—1.9%
19,450,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	20,076,154
34,050,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	34,390,568
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	16,623,404
6,475,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	6,482,537
3,950,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	4,060,394
7,200,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	7,409,813
5,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	5,008,635
2,550,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	2,505,251
16,175,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	16,012,883
8,225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	8,492,954
	TOTAL	121,062,593
	Gaming—4.0%
12,500,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	6,281,812
10,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	10,763,350
8,675,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	8,359,490
18,875,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	18,022,575
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 12,250,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	$ 12,359,662
13,725,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	14,130,491
1,500,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	1,412,186
5,825,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	5,849,313
2,425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	2,425,644
21,100,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	21,599,880
4,975,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	4,957,886
15,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	15,834,827
8,250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	8,569,465
11,575,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	11,792,784
22,325,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	22,684,897
15,650,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	15,202,235
10,975,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	11,071,311
4,075,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	4,144,687
31,100,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	30,632,312
3,000,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	2,820,361
11,450,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	12,304,548
12,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	12,227,345
	TOTAL	253,447,061
	Health Care—5.2%
14,100,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	14,083,778
32,350,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	31,851,567
8,050,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	6,771,915
8,575,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	7,782,756
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	14,730,955
2,000,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	1,981,560
7,050,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	7,473,261
7,500,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	7,832,145
2,875,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,998,179
8,350,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,343,064
6,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	6,452,266
20,675,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	21,574,693
1,550,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,611,013
12,325,000	Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	11,979,054
60,000,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	59,810,976
8,275,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	8,523,275
26,200,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	26,838,756
19,700,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	20,003,833
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,579,615
4,625,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	4,609,473
16,400,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	16,393,050
16,275,000	Tenet Healthcare Corp., 6.250%, 2/1/2027	16,312,892
5,675,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	5,892,608
21,575,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	21,616,294
	TOTAL	330,046,978
	Health Insurance—0.2%
10,125,000	Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	10,202,001
	Independent Energy—2.9%
17,800,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	18,482,244
6,325,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	6,373,222
2,475,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,521,203
8,625,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,631,893
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 2,925,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	$ 2,988,566
5,075,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	5,169,710
2,546,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	3,001,950
8,600,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	8,625,842
3,000,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	3,221,262
5,675,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	5,871,826
3,250,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,345,240
10,000,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	10,344,840
3,150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,286,899
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	9,025,496
14,700,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	14,584,454
3,000,000		EQT Corp., Sr. Unsecd. Note, 4.750%, 1/15/2031	3,003,750
5,525,000		EQT Corp., Sr. Unsecd. Note, 6.375%, 4/1/2029	5,712,717
1,600,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 6/1/2027	1,627,496
4,000,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	4,060,051
1,900,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2099	7,315
10,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	39,174
8,000,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	8,008,174
8,900,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	8,990,157
5,725,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	5,830,689
5,900,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	6,022,785
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,385,791
20,525,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	19,912,455
3,000,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	3,011,268
6,825,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	6,835,736
3,000,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	2,937,781
		TOTAL	186,859,986
		Industrial - Other—1.5%
5,350,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	5,503,160
2,950,000		Madison Iaq LLC, Sr. Secd. Note, 144A, 4.125%, 6/30/2028	2,890,600
48,225,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	47,297,927
28,775,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	29,541,739
8,000,000		TK Elevator U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	7,996,618
		TOTAL	93,230,044
		Insurance - P&C—8.4%
14,725,000		Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	15,241,155
14,675,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	15,160,023
5,650,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 6.500%, 10/1/2031	5,801,064
22,125,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	22,936,943
7,050,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	7,081,570
10,000,000		AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	10,199,640
32,800,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	31,707,311
17,775,000		Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	18,329,065
6,050,000		Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	6,333,697
65,150,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	68,045,852
27,525,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	28,271,313
36,625,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	36,522,970
36,125,000		Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	37,741,341
15,175,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	15,141,943
52,800,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	54,756,095
19,625,000		Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	20,626,523
20,250,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	20,078,883
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 50,200,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	$ 51,921,960
10,000,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	9,788,293
13,325,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	13,559,267
49,750,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	51,571,347
	TOTAL	540,816,255
	Leisure—2.5%
3,825,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	4,024,822
4,825,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	4,962,670
6,925,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	7,147,086
16,075,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	16,316,125
7,800,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	8,048,546
2,600,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	2,600,394
3,675,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	3,719,262
8,600,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	8,842,399
4,750,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	5,083,511
7,900,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	8,071,964
13,500,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	13,863,882
750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	749,298
4,325,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	4,360,669
7,750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	7,773,340
4,150,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	4,229,268
8,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	8,309,772
5,775,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,762,572
17,225,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	17,281,860
28,625,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	28,094,750
	TOTAL	159,242,190
	Lodging—1.2%
1,875,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	1,728,888
5,450,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	5,275,366
13,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	13,022,620
1,650,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	1,681,969
10,950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	11,232,278
12,925,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	13,308,007
3,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	3,201,841
5,900,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	6,087,750
12,425,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	12,220,416
6,800,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	6,949,389
	TOTAL	74,708,524
	Media Entertainment—2.0%
3,674,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	1,065,460
10,325,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	7,179,817
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,920,887
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,779,170
1,650,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	1,545,333
3,200,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	3,383,055
6,225,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	6,016,490
6,275,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	6,066,973
6,575,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,553,241
2,775,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	2,036,156
7,175,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	6,121,172
17,325,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	16,523,928
4,750,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	5,019,006
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 12,375,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	$ 11,642,019
11,525,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	11,574,846
13,600,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	14,010,230
24,000,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	19,291,440
2,000,000	WMG Acquisition Corp., Sr. Secd. Note, 144A, 3.750%, 12/1/2029	1,914,906
	TOTAL	130,644,129
	Metals & Mining—1.0%
14,675,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	14,352,036
3,850,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	3,642,320
1,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,176,928
4,300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	4,419,192
13,000,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	13,308,657
7,175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	7,430,896
2,925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	3,043,263
19,850,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	19,666,302
	TOTAL	67,039,594
	Midstream—5.0%
7,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	7,000,855
30,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	30,243,724
13,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	13,639,416
3,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	3,756,055
6,000,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	6,395,238
4,575,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	4,749,930
8,325,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	8,762,878
20,725,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	19,858,312
11,575,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	12,058,728
13,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	13,476,684
2,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	2,808,396
4,500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	4,666,333
8,000,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	8,007,264
21,800,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	22,232,817
7,450,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	7,806,795
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,604,489
15,000,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	14,235,577
29,875,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	29,669,314
9,525,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	9,534,560
13,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	13,586,992
13,850,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	14,516,019
13,750,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.750%, 1/15/2036	14,571,507
18,775,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	20,659,991
15,875,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	17,924,510
5,650,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	5,648,559
3,825,000	WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	3,827,429
	TOTAL	322,242,372
	Oil Field Services—2.2%
24,950,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	25,072,779
29,575,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	29,690,017
4,575,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	4,691,173
5,575,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	5,744,815
20,725,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	21,534,767
4,000,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	4,021,220
5,925,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	6,231,115
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 1,236,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	$ 1,255,383
6,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	5,707,376
11,425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	11,497,537
8,475,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	8,513,299
18,225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	18,834,900
	TOTAL	142,794,381
	Packaging—2.4%
27,619,948	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	414,298
24,650,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	23,001,411
26,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	6,786,000
24,500,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	6,370,000
2,500,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	2,288,115
6,325,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	6,487,578
10,650,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	10,842,648
1,950,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	1,958,215
8,225,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	8,317,425
9,950,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	9,978,905
9,525,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	9,661,703
4,000,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	3,953,201
12,700,000	Mauser Packaging Solutions Holding Co., Sr. Secd. Note, 144A, 7.875%, 4/15/2027	12,749,238
14,950,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	15,485,584
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,895,300
2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	2,508,880
6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	6,211,773
5,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	6,200,741
8,100,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	8,399,044
8,125,000	Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	8,485,160
	TOTAL	153,995,219
	Paper—0.5%
20,725,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	19,464,402
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,151,411
11,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	10,883,357
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,248,532
	TOTAL	33,747,702
	Pharmaceuticals—2.4%
6,950,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	7,295,352
16,875,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	15,369,159
6,950,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	5,416,656
3,850,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,776,813
9,750,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	8,007,188
29,600,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	30,969,726
38,400,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	37,158,367
7,450,000	Jazz Securities Designated Activity Co., Sr. Secd. Note, 144A, 4.375%, 1/15/2029	7,304,882
9,075,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	9,354,497
7,525,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	6,751,242
18,075,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	14,088,223
3,400,000	Organon Finance 1 LLC, Sr. Secd. Note, 144A, 4.125%, 4/30/2028	3,236,943
10,025,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	7,696,762
	TOTAL	155,425,810
	Restaurant—1.3%
1,500,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	1,474,497
53,675,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	50,825,840
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—continued
$ 4,400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	$ 4,483,692
6,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	6,275,948
6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	6,044,015
3,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	3,251,003
2,000,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	2,024,366
6,175,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	6,167,212
	TOTAL	80,546,573
	Retailers—2.3%
16,225,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	16,319,056
225,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	220,114
14,275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	13,877,671
10,325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	9,950,954
4,450,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	4,511,779
7,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	6,900,270
7,900,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	7,234,298
3,875,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	3,959,801
15,675,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	16,547,408
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	5,255,451
21,975,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	23,139,741
13,825,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	13,859,148
6,225,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	6,485,466
3,175,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	3,179,429
13,150,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	13,103,036
	TOTAL	144,543,622
	Supermarkets—0.7%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,794,772
7,000,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	6,679,139
1,925,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	1,942,622
8,300,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	8,346,946
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	13,305,665
2,125,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	2,187,358
6,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	6,218,304
	TOTAL	45,474,806
	Technology—12.9%
23,050,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	24,009,110
38,150,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	37,382,357
5,900,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	6,141,723
24,625,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	25,149,069
14,825,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	14,329,501
42,075,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	39,287,498
34,125,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	35,326,029
22,025,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	22,205,010
3,125,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	3,135,066
12,025,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	12,647,703
19,450,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	19,260,693
2,312,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,313,480
20,675,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	20,659,316
9,975,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	10,016,646
19,450,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	19,665,914
23,125,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	22,314,404
8,700,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	8,654,062
8,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	8,116,080
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 22,975,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	$ 23,348,918
8,500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	8,673,366
16,500,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	17,225,835
8,650,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	8,926,307
21,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	20,462,366
9,200,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	9,426,522
12,875,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	13,179,198
25,650,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	26,438,122
11,725,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	12,244,221
59,975,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	54,983,910
4,500,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	4,460,822
3,500,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	3,467,117
9,050,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	9,432,390
15,450,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	15,066,203
3,700,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	3,447,590
11,275,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	11,627,719
34,400,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	33,458,420
4,350,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	4,319,460
6,000,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	5,988,239
2,250,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	2,310,863
1,150,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	1,222,871
7,300,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	7,776,748
18,509,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	21,119,935
3,100,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	2,992,575
8,700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,793,569
2,000,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	1,860,687
5,500,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	5,732,881
6,475,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	6,693,229
39,775,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	39,823,804
8,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	8,303,696
10,000,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	9,610,121
44,925,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	46,278,500
10,000,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	9,438,787
12,275,000	VoltaGrid LLC, 144A, 7.375%, 11/1/2030	12,491,984
7,275,000	WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	7,562,762
5,625,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	5,834,571
10,025,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	7,857,856
	TOTAL	822,495,825
	Transportation Services—0.5%
15,225,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	15,589,121
14,800,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	15,346,786
	TOTAL	30,935,907
	Utility - Electric—3.3%
11,300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	11,279,506
7,000,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	6,724,030
5,000,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	4,972,452
5,450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	5,463,184
9,500,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	9,504,893
3,650,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,473,274
6,450,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	6,025,015
2,082,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,933,552
7,375,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,411,563
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 775,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	$ 781,807
2,800,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	2,821,589
4,100,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	4,185,411
16,675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	16,972,778
4,850,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	4,997,057
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,343,053
5,000,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	4,799,654
26,000,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	25,920,228
7,350,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	7,658,296
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,760,203
24,825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	24,848,584
2,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	2,548,932
7,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	7,884,934
6,625,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	6,493,844
17,400,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	17,909,681
1,275,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	1,334,857
14,625,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	15,355,782
		TOTAL	214,404,159
		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,162,380,423)	6,061,052,497
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
67,353	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $45,005,284)	971,230
		WARRANTS—0.0%
		Media Entertainment—0.0%
81,640	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	817
13,607	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	136
		TOTAL WARRANTS (IDENTIFIED COST $27,014)	953
		INVESTMENT COMPANY—4.4%
281,289,081		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[4] (IDENTIFIED COST $281,289,081)	281,289,081
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $6,488,701,802)[5]	6,343,313,761
		OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	56,264,650
		NET ASSETS—100%	$6,399,578,411
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$205,105,579
Purchases at Cost	$1,921,777,337
Proceeds from Sales	$(1,845,593,835)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$281,289,081
Shares Held as of 10/31/2025	281,289,081
Dividend Income	$9,873,765
Annual Financial Statements and Additional Information

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $6,492,657,339.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$6,061,052,497	$—	$6,061,052,497
Equity Security:
Common Stock
Domestic	—	—	971,230	971,230
Warrants	—	—	953	953
Investment Company	281,289,081	—	—	281,289,081
TOTAL SECURITIES	$281,289,081	$6,061,052,497	$972,183	$6,343,313,761

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,		Period Ended 10/31/2023[1]
	2025	2024
Net Asset Value, Beginning of Period	$8.92	$8.26	$8.57
Income From Investment Operations:
Net investment income (loss)[2]	0.49	0.48	0.35
Net realized and unrealized gain (loss)	0.13	0.69	(0.31)
Total From Investment Operations	0.62	1.17	0.04
Less Distributions:
Distributions from net investment income	(0.50)	(0.51)	(0.35)
Net Asset Value, End of Period	$9.04	$8.92	$8.26
Total Return[3]	7.19%	14.36%	0.50%
Ratios to Average Net Assets:
Net expenses[4]	0.74%	0.74%	0.74%[5]
Net investment income	5.44%	5.44%	5.74%[5]
Expense waiver/reimbursement[6]	0.06%	0.06%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,406	$14,325	$12,066
Portfolio turnover[7]	21%	24%	14%[8]

1	Reflects operations for the period from February 9, 2023 (commencement of operations) to October 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2023.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,		Period Ended 10/31/2023[1]
	2025	2024
Net Asset Value, Beginning of Period	$8.89	$8.22	$8.57
Income From Investment Operations:
Net investment income (loss)[2]	0.42	0.41	0.30
Net realized and unrealized gain (loss)	0.12	0.70	(0.34)
Total From Investment Operations	0.54	1.11	(0.04)
Less Distributions:
Distributions from net investment income	(0.43)	(0.44)	(0.31)
Net Asset Value, End of Period	$9.00	$8.89	$8.22
Total Return[3]	6.28%	13.68%	(0.52)%
Ratios to Average Net Assets:
Net expenses[4]	1.53%	1.53%	1.49%[5]
Net investment income	4.65%	4.63%	4.87%[5]
Expense waiver/reimbursement[6]	0.06%	0.02%	0.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,160	$2,584	$901
Portfolio turnover[7]	21%	24%	14%[8]

1	Reflects operations for the period from February 9, 2023 (commencement of operations) to October 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2023.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.91	$8.25	$8.32	$9.91	$9.57
Income From Investment Operations:
Net investment income (loss)[1]	0.51	0.50	0.51	0.48	0.48
Net realized and unrealized gain (loss)	0.14	0.69	(0.06)	(1.57)	0.37
Total From Investment Operations	0.65	1.19	0.45	(1.09)	0.85
Less Distributions:
Distributions from net investment income	(0.53)	(0.53)	(0.52)	(0.50)	(0.51)
Net Asset Value, End of Period	$9.03	$8.91	$8.25	$8.32	$9.91
Total Return[2]	7.46%	14.66%	5.42%	(11.30)%	8.94%
Ratios to Average Net Assets:
Net expenses[3]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.68%	5.70%	6.03%	5.30%	4.76%
Expense waiver/reimbursement[4]	0.05%	0.04%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,723,172	$5,736,376	$5,202,252	$5,542,801	$7,425,236
Portfolio turnover[5]	21%	24%	14%	12%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.92	$8.25	$8.32	$9.92	$9.57
Income From Investment Operations:
Net investment income (loss)[1]	0.51	0.50	0.51	0.48	0.47
Net realized and unrealized gain (loss)	0.14	0.70	(0.06)	(1.58)	0.39
Total From Investment Operations	0.65	1.20	0.45	(1.10)	0.86
Less Distributions:
Distributions from net investment income	(0.53)	(0.53)	(0.52)	(0.50)	(0.51)
Net Asset Value, End of Period	$9.04	$8.92	$8.25	$8.32	$9.92
Total Return[2]	7.47%	14.80%	5.43%	(11.38)%	9.06%
Ratios to Average Net Assets:
Net expenses[3]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	5.70%	5.71%	6.03%	5.29%	4.78%
Expense waiver/reimbursement[4]	0.02%	0.02%	0.02%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,655,840	$1,963,801	$1,958,657	$1,669,728	$2,679,769
Portfolio turnover[5]	21%	24%	14%	12%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investment in securities, at value including $281,289,081 of investments in affiliated holdings* (identified cost $6,488,701,802, including $281,289,081 of identified cost in affiliated holdings)	$6,343,313,761
Income receivable	97,240,078
Income receivable from affiliated holdings	1,414,472
Receivable for investments sold	21,550,681
Receivable for shares sold	2,969,887
Security Commitments (Note 2)	9,449,000
Total Assets	6,475,937,879
Liabilities:
Payable for investments purchased	52,196,250
Payable for shares redeemed	10,268,348
Income distribution payable	3,887,456
Payable for investment adviser fee (Note 5)	65,311
Payable for administrative fee (Note 5)	13,510
Due on Security Commitments (Note 2)	9,449,000
Payable for distribution services fee (Note 5)	3,121
Payable for other service fees (Notes 2 and 5)	5,673
Accrued expenses (Note 5)	470,799
Total Liabilities	76,359,468
Net assets for 708,284,126 shares outstanding	$6,399,578,411
Net Assets Consist of:
Paid-in capital	$7,216,699,148
Total distributable earnings (loss)	(817,120,737)
Net Assets	$6,399,578,411
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$15,406,296 ÷ 1,703,753 shares outstanding, no par value, unlimited shares authorized	$9.04
Offering price per share (100/95.50 of $9.04)	$9.47
Redemption proceeds per share	$9.04
Class C Shares:
$5,160,304 ÷ 573,207 shares outstanding, no par value, unlimited shares authorized	$9.00
Offering price per share	$9.00
Redemption proceeds per share (99.00/100 of $9.00)	$8.91
Institutional Shares:
$4,723,172,305 ÷ 522,796,133 shares outstanding, no par value, unlimited shares authorized	$9.03
Offering price per share	$9.03
Redemption proceeds per share	$9.03
Class R6 Shares:
$1,655,839,506 ÷ 183,211,033 shares outstanding, no par value, unlimited shares authorized	$9.04
Offering price per share	$9.04
Redemption proceeds per share	$9.04

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2025

Investment Income:
Interest	$441,300,773
Dividends received from affiliated holdings*	9,873,765
TOTAL INCOME	451,174,538
Expenses:
Investment adviser fee (Note 5)	29,209,737
Administrative fee (Note 5)	5,662,234
Custodian fees	216,533
Transfer agent fees (Note 2)	2,768,240
Directors’/Trustees’ fees (Note 5)	41,762
Auditing fees	45,401
Legal fees	18,306
Portfolio accounting fees	241,308
Distribution services fee (Note 5)	28,204
Other service fees (Notes 2 and 5)	44,468
Share registration costs	120,451
Printing and postage	798,668
Miscellaneous (Note 5)	57,079
TOTAL EXPENSES	39,252,391
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,673,316)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,552,924)
TOTAL WAIVER AND REIMBURSEMENTS	(3,226,240)
Net expenses	36,026,151
Net investment income	415,148,387
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(90,775,533)
Net change in unrealized depreciation of investments	196,251,951
Net realized and unrealized gain (loss) on investments	105,476,418
Change in net assets resulting from operations	$520,624,805

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$415,148,387	$432,910,729
Net realized gain (loss)	(90,775,533)	(216,454,784)
Net change in unrealized appreciation/depreciation	196,251,951	813,850,212
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	520,624,805	1,030,306,157
Distributions to Shareholders:
Class A Shares	(791,250)	(748,130)
Class C Shares	(182,991)	(94,828)
Institutional Shares	(317,923,982)	(334,359,005)
Class R6 Shares	(110,659,445)	(121,865,733)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(429,557,668)	(457,067,696)
Share Transactions:
Proceeds from sale of shares	1,182,466,816	1,775,333,445
Net asset value of shares issued to shareholders in payment of distributions declared	380,642,279	399,703,860
Cost of shares redeemed	(2,971,683,611)	(2,205,065,489)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,408,574,516)	(30,028,184)
Change in net assets	(1,317,507,379)	543,210,277
Net Assets:
Beginning of period	7,717,085,790	7,173,875,513
End of period	$6,399,578,411	$7,717,085,790
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $3,226,240 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended October 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$7,937	$(5,246)
Class C Shares	3,572	(1,270)
Institutional Shares	2,584,014	(1,546,408)
Class R6 Shares	172,717	—
TOTAL	$2,768,240	$(1,552,924)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information

For the year ended October 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$35,145
Class C Shares	9,323
TOTAL	$44,468
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Commitments
In the course of pursuing its investment objective, the Fund may enter into commitments to make investments at a future date. At October 31, 2025, the Fund had a commitment to invest an additional $9,449,000 in Ardagh Group, S.A. securities in connection with a loan restructuring package of other Ardagh Group, S.A. securities held by the Fund. The Fund completed this investment on November 6, 2025.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	430,694	$3,855,335	924,105	$8,093,576
Shares issued to shareholders in payment of distributions declared	88,269	791,332	84,898	747,582
Shares redeemed	(421,174)	(3,766,804)	(864,655)	(7,579,051)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	97,789	$879,863	144,348	$1,262,107
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	271,864	$2,435,226	190,119	$1,661,762
Shares issued to shareholders in payment of distributions declared	20,486	182,918	10,824	95,150
Shares redeemed	(9,943)	(89,048)	(19,660)	(170,207)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	282,407	$2,529,096	181,283	$1,586,705
Annual Financial Statements and Additional Information

	Year Ended 10/31/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	93,478,837	$835,954,823	150,769,239	$1,319,051,958
Shares issued to shareholders in payment of distributions declared	31,493,715	281,891,591	33,426,895	294,030,024
Shares redeemed	(245,864,317)	(2,198,213,655)	(171,279,720)	(1,496,591,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(120,891,765)	$(1,080,367,241)	12,916,414	$116,490,202
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	38,028,713	$340,221,432	51,024,087	$446,526,149
Shares issued to shareholders in payment of distributions declared	10,916,643	97,776,438	11,916,195	104,831,104
Shares redeemed	(85,994,373)	(769,614,104)	(80,061,328)	(700,724,451)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(37,049,017)	$(331,616,234)	(17,121,046)	$(149,367,198)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(157,560,586)	$(1,408,574,516)	(3,879,001)	$(30,028,184)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$429,557,668	$457,067,696
As of October 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$22,529,570
Net unrealized depreciation	$(149,343,578)
Capital loss carryforwards	$(690,306,729)
TOTAL	$(817,120,737)
At October 31, 2025, the cost of investments for federal tax purposes was $6,492,657,339. The net unrealized depreciation of investments for federal tax purposes was $149,343,578. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $106,790,069 and unrealized depreciation from investments for those securities having an excess of cost over value of $256,133,647. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
As of October 31, 2025, the Fund had a capital loss carryforward of $690,306,729 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$781,473	$689,525,256	$690,306,729
The Fund used capital loss carryforwards of $2,901,752 to offset capital gains realized during the year ended October 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2025, the Adviser voluntarily waived $1,511,537 of its fee and voluntarily reimbursed $1,552,924 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2025, the Adviser reimbursed $161,779.
Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended October 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$28,204
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2025, FSC retained $14,214 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2025, FSC retained $2,518 in sales charges from the sale of Class A Shares. For the year ended October 31, 2025, FSC did not retain any CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the year ended October 31, 2025, FSSC received $877 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.75%, 1.55%, 0.50% and 0.49% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Institutional Shares, and Class R6 Shares was 0.74%, 1.53%, 0.49% and 0.48%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2025, were as follows:
Purchases	$1,442,366,712
Sales	$2,906,317,345
Annual Financial Statements and Additional Information

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the year ended October 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the year ended October 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
For the fiscal year ended October 31, 2025, 84.6% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES INSTITUTIONAL HIGH YIELD BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional High Yield Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Institutional Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Institutional Trust) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Institutional High Yield Bond Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential
Annual Financial Statements and Additional Information

economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional High Yield Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B839
CUSIP 31420B821
CUSIP 31420B300
CUSIP 31420B847
29856 (12/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Institutional High Yield Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Institutional High Yield Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Institutional High Yield Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Institutional High Yield Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Institutional Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025